Eaton Vance

Short Duration High Income Fund

July 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 87.9%

Security	Principal Amount* (000’s omitted)	Value
Aerospace — 2.3%
Bombardier, Inc., 6.00%, 10/15/22(1)	484	$451,330
Howmet Aerospace, Inc., 6.875%, 5/1/25	156	177,313
Spirit AeroSystems, Inc., 7.50%, 4/15/25(1)	70	68,935
TransDigm, Inc., 6.50%, 7/15/24	500	502,520

		$1,200,098

Air Transportation — 1.5%
Air Canada, 7.75%, 4/15/21(1)	268	$271,652
American Airlines Group, Inc., 5.00%, 6/1/22(1)	300	168,465
United Airlines Holdings, Inc., 4.25%, 10/1/22	65	58,130
United Airlines Holdings, Inc., 6.00%, 12/1/20	250	250,281

		$748,528

Automotive & Auto Parts — 5.5%
Clarios Global, L.P., 6.75%, 5/15/25(1)	41	$44,139
Ford Motor Co., 8.50%, 4/21/23	717	797,136
Ford Motor Co., 9.00%, 4/22/25	260	306,673
Ford Motor Credit Co., LLC, 1.227%, (3 mo. USD LIBOR + 0.93%), 9/24/20(2)	203	201,480
Ford Motor Credit Co., LLC, 2.826%, (3 mo. USD LIBOR + 2.55%), 1/7/21(2)	200	199,020
Ford Motor Credit Co., LLC, 3.336%, 3/18/21	326	327,222
Ford Motor Credit Co., LLC, 3.47%, 4/5/21	236	237,180
Ford Motor Credit Co., LLC, 4.25%, 9/20/22	200	204,328
Ford Motor Credit Co., LLC, 5.875%, 8/2/21	284	291,988
General Motors Financial Co., Inc., 1.041%, (3 mo. USD LIBOR + 0.54%), 11/6/20(2)	100	99,842
Navistar International Corp., 9.50%, 5/1/25(1)	88	100,705

		$2,809,713

Banking & Thrifts — 2.0%
Ally Financial, Inc., 4.625%, 5/19/22	500	$525,742
CIT Group, Inc., 5.00%, 8/15/22	500	517,020

		$1,042,762

Broadcasting — 2.5%
Netflix, Inc., 5.50%, 2/15/22	500	$529,688
Sirius XM Radio, Inc., 3.875%, 8/1/22(1)	750	765,000

		$1,294,688

Building Materials — 1.5%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(1)	42	$44,993
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	150	147,527
WESCO Distribution, Inc., 5.375%, 12/15/21	500	504,392
WESCO Distribution, Inc., 7.125%, 6/15/25(1)	88	96,687

		$793,599

Security	Principal Amount* (000’s omitted)		Value
Cable & Satellite TV — 4.8%
CSC Holdings, LLC, 5.25%, 6/1/24		1,000	$1,102,500
DISH DBS Corp., 5.00%, 3/15/23		588	613,760
DISH DBS Corp., 5.875%, 7/15/22		500	528,000
Virgin Media Secured Finance PLC, 6.00% to 1/15/21, 1/15/25(3)(4)	GBP	169	237,815

			$2,482,075

Chemicals — 1.0%
Compass Minerals International, Inc., 4.875%, 7/15/24(1)		75	$76,773
OCI N.V., 6.625%, 4/15/23(1)		400	416,932

			$493,705

Containers — 0.5%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)		250	$254,138

			$254,138

Diversified Financial Services — 5.0%
DAE Funding, LLC, 5.25%, 11/15/21(1)		705	$708,525
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22		750	762,423
Navient Corp., 6.50%, 6/15/22		500	523,750
OneMain Finance Corp., 5.625%, 3/15/23		550	583,344

			$2,578,042

Diversified Media — 1.6%
Nielsen Finance, LLC/Nielsen Finance Co., 5.00%, 4/15/22(1)		750	$754,050
Outfront Media Capital, LLC/Outfront Media Capital Corp., 6.25%, 6/15/25(1)		70	71,269

			$825,319

Energy — 17.6%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24		250	$269,527
Apache Corp., 3.25%, 4/15/22		28	28,223
Apache Corp., 3.625%, 2/1/21		157	157,581
Cenovus Energy, Inc., 3.80%, 9/15/23		175	175,538
Continental Resources, Inc., 4.50%, 4/15/23		260	260,174
Crestwood Midstream Partners, L.P./Crestwood Midstream Finance Corp., 6.25%, 4/1/23		110	106,712
CVR Energy, Inc., 5.25%, 2/15/25(1)		300	274,687
Endeavor Energy Resources, L.P./EER Finance, Inc., 6.625%, 7/15/25(1)		61	64,184
EQM Midstream Partners, L.P., 6.00%, 7/1/25(1)		60	63,715
EQT Corp., 7.875%, 2/1/25		35	38,636
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)		950	546,250
Laredo Petroleum, Inc., 9.50%, 1/15/25		37	26,778
Newfield Exploration Co., 5.75%, 1/30/22		800	812,335
NGPL PipeCo, LLC, 4.375%, 8/15/22(1)		25	25,946
Occidental Petroleum Corp., 1.842%, (3 mo. USD LIBOR + 1.45%), 8/15/22(2)		2,716	2,546,754

Security	Principal Amount* (000’s omitted)	Value
Occidental Petroleum Corp., 2.60%, 4/15/22	24	$23,425
Occidental Petroleum Corp., 2.70%, 8/15/22	28	27,082
Occidental Petroleum Corp., 2.70%, 2/15/23	1,239	1,191,968
Occidental Petroleum Corp., 2.90%, 8/15/24	9	8,486
Occidental Petroleum Corp., 3.125%, 2/15/22	2	1,977
Occidental Petroleum Corp., 3.45%, 7/15/24	21	19,425
Precision Drilling Corp., 5.25%, 11/15/24	6	4,237
Precision Drilling Corp., 6.50%, 12/15/21	339	323,553
Precision Drilling Corp., 7.75%, 12/15/23	12	9,044
SM Energy Co., 6.125%, 11/15/22	650	483,285
Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23	65	66,293
Tervita Corp., 7.625%, 12/1/21(1)	923	731,768
Transocean Guardian, Ltd., 5.875%, 1/15/24(1)	59	51,919
Transocean, Inc., 8.375%, 12/15/21	300	207,000
Western Midstream Operating, L.P., 4.00%, 7/1/22	500	518,490

		$9,064,992

Entertainment & Film — 0.2%
AMC Entertainment Holdings, Inc., 10.50%, 4/15/25(1)	114	$90,844

		$90,844

Environmental — 0.8%
Covanta Holding Corp., 5.875%, 3/1/24	385	$396,205

		$396,205

Food & Drug Retail — 4.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 3.50%, 2/15/23(1)	500	$511,750
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 7.50%, 3/15/26(1)	300	338,202
Ingles Markets, Inc., 5.75%, 6/15/23	149	151,699
Safeway, Inc., 3.95%, 8/15/20	422	423,734
Safeway, Inc., 4.75%, 12/1/21	759	767,444

		$2,192,829

Food, Beverage & Tobacco — 0.3%
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)	103	$112,141
Performance Food Group, Inc., 6.875%, 5/1/25(1)	52	56,258

		$168,399

Gaming — 3.2%
Colt Merger Sub, Inc., 6.25%, 7/1/25(1)	212	$222,251
MGM Resorts International, 6.00%, 3/15/23	500	523,802
Studio City Co., Ltd., 7.25%, 11/30/21(1)	750	764,299
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 4.25%, 5/30/23(1)	160	150,302

		$1,660,654

Healthcare — 6.5%
Bausch Health Cos., Inc., 5.50%, 3/1/23(1)	78	$78,284

Security	Principal Amount* (000’s omitted)		Value
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)		505	$558,631
Centene Corp., 4.75%, 5/15/22		500	509,235
HCA, Inc., 5.875%, 5/1/23		400	439,582
Jaguar Holding Co. II/PPD Development, L.P., 4.625%, 6/15/25(1)		101	105,710
LifePoint Health, Inc., 6.75%, 4/15/25(1)		71	76,680
Tenet Healthcare Corp., 8.125%, 4/1/22		1,220	1,316,075
Teva Pharmaceutical Finance Co., B.V., 3.65%, 11/10/21		290	292,266

			$3,376,463

Homebuilders & Real Estate — 5.7%
Consus Real Estate AG, 9.625%, 5/15/24(3)	EUR	550	$702,942
Ellaktor Value PLC, 6.375%, 12/15/24(3)	EUR	461	426,999
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)		30	30,375
iStar, Inc., 5.25%, 9/15/22		300	301,055
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23		106	103,471
Service Properties Trust, 4.50%, 6/15/23		300	285,563
Service Properties Trust, 5.00%, 8/15/22		82	81,166
Starwood Property Trust, Inc., 3.625%, 2/1/21		500	495,563
Vivion Investments S.a.r.l., 3.00%, 8/8/24(3)	EUR	500	532,822

			$2,959,956

Insurance — 0.1%
AmWINS Group, Inc., 7.75%, 7/1/26(1)		36	$39,773

			$39,773

Leisure — 0.7%
Carnival Corp., 11.50%, 4/1/23(1)		50	$54,486
NCL Corp, Ltd., 3.625%, 12/15/24(1)		47	31,151
Powdr Corp., 6.00%, 8/1/25(1)		85	87,231
Viking Cruises, Ltd., 6.25%, 5/15/25(1)		250	165,286

			$338,154

Metals & Mining — 1.2%
Cleveland-Cliffs, Inc., 9.875%, 10/17/25(1)		42	$45,938
Hudbay Minerals, Inc., 7.25%, 1/15/23(1)		305	309,924
New Gold, Inc., 6.375%, 5/15/25(1)		240	249,275

			$605,137

Restaurant — 1.1%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.25%, 5/15/24(1)		500	$510,500
IRB Holding Corp., 7.00%, 6/15/25(1)		40	43,575

			$554,075

Services — 1.4%
ADT Security Corp. (The), 3.50%, 7/15/22		250	$257,341
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 5.25%, 3/15/25(1)		60	56,625
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 5.50%, 4/1/23		250	239,661

Security	Principal Amount* (000’s omitted)		Value
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 6.375%, 4/1/24(1)		20	$19,173
Picasso Finance Sub, Inc., 6.125%, 6/15/25(1)		39	41,494
Sabre GLBL, Inc., 5.375%, 4/15/23(1)		135	132,821

			$747,115

Steel — 1.2%
Allegheny Ludlum, LLC, 6.95%, 12/15/25		100	$96,864
Allegheny Technologies, Inc., 7.875%, 8/15/23		263	277,590
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)		275	259,875

			$634,329

Super Retail — 2.1%
Burlington Coat Factory Warehouse Corp., 6.25%, 4/15/25(1)		96	$102,900
L Brands, Inc., 5.625%, 2/15/22		130	132,694
L Brands, Inc., 6.875%, 7/1/25(1)		39	42,061
L Brands, Inc., 9.375%, 7/1/25(1)		27	30,139
Macy’s Retail Holdings, LLC, 3.45%, 1/15/21		270	267,300
Penske Automotive Group, Inc., 3.75%, 8/15/20		500	501,805
William Carter Co. (The), 5.50%, 5/15/25(1)		29	30,913

			$1,107,812

Technology — 4.4%
Alliance Data Systems Corp., 4.75%, 12/15/24(1)		297	$275,653
Dell International, LLC/EMC Corp., 5.85%, 7/15/25(1)		48	56,002
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)		500	501,250
Dell International, LLC/EMC Corp., 7.125%, 6/15/24(1)		433	449,978
EIG Investors Corp., 10.875%, 2/1/24		825	846,570
Expedia Group, Inc., 6.25%, 5/1/25(1)		44	48,175
Expedia Group, Inc., 7.00%, 5/1/25(1)		22	23,845
PTC, Inc., 3.625%, 2/15/25(1)		45	46,767
Riverbed Technology, Inc., 8.875%, 3/1/23(1)		37	22,848

			$2,271,088

Telecommunications — 7.0%
Altice Financing S.A., 2.25%, 1/15/25(3)	EUR	157	$177,681
Altice France S.A., 2.50%, 1/15/25(3)	EUR	600	689,635
Hughes Satellite Systems Corp., 7.625%, 6/15/21		250	262,813
Qwest Corp., 6.75%, 12/1/21		500	533,732
SBA Communications Corp., 4.00%, 10/1/22		75	76,182
Sprint Communications, Inc., 6.00%, 11/15/22		1,100	1,188,000
Sprint Corp., 7.25%, 9/15/21		625	661,719

			$3,589,762

Transport Excluding Air & Rail — 1.2%
XPO Logistics, Inc., 6.125%, 9/1/23(1)		350	$357,804
XPO Logistics, Inc., 6.50%, 6/15/22(1)		250	251,181

			$608,985

Security	Principal Amount* (000’s omitted)	Value
Utility — 0.7%
TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)	350	$367,780

		$367,780

Total Corporate Bonds & Notes (identified cost $45,370,619)		$45,297,019

Senior Floating-Rate Loans — 10.0%(5)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Containers — 1.3%
Reynolds Group Holdings, Inc., Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing 2/5/23	$688	$676,454

		$676,454

Diversified Media — 0.1%
Nielsen Finance, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing 6/4/25	$36	$36,067

		$36,067

Food, Beverage & Tobacco — 1.2%
BellRing Brands, LLC, Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing 10/21/24	$48	$48,504
US Foods, Inc., Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing 6/27/23	589	560,753

		$609,257

Gaming — 3.6%
CCM Merger, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing 8/8/21	$842	$830,989
GLP Financing, LLC, Term Loan, 1.66%, (1 mo. USD LIBOR + 1.50%), Maturing 4/28/21	544	542,882
Playtika Holding Corp., Term Loan, 7.07%, (6 mo. USD LIBOR + 6.00%), Maturing 12/10/24	377	381,422
Spectacle Gary Holdings, LLC, Term Loan, 11.00%, Maturing 12/23/25(6)	6	5,448
Spectacle Gary Holdings, LLC, Term Loan, 11.00%, (3 mo. USD LIBOR + 9.00%, Floor 2.00%), Maturing 12/23/25	80	75,177

		$1,835,918

Healthcare — 0.7%
MPH Acquisition Holdings, LLC, Term Loan, Maturing 6/7/23(7)	$250	$246,630
RegionalCare Hospital Partners Holdings, Inc., Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing 11/17/25	111	108,336

		$354,966

Insurance — 1.7%
Asurion, LLC, Term Loan - Second Lien, 6.66%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	$892	$901,070

		$901,070

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Super Retail — 0.6%
PetSmart, Inc., Term Loan, 5.00%, (6 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing 3/11/22	$328	$327,731

		$327,731

Technology — 0.8%
EIG Investors Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing 2/9/23	$403	$400,636

		$400,636

Total Senior Floating-Rate Loans (identified cost $5,161,213)		$5,142,099

Convertible Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Air Transportation — 0.4%
Air Transport Services Group, Inc., 1.125%, 10/15/24	$194	$196,120

Total Convertible Bonds (identified cost $173,826)		$196,120

Commercial Mortgage-Backed Securities — 1.0%

Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(8)	$795	$517,418

Total Commercial Mortgage-Backed Securities (identified cost $750,468)		$517,418

Common Stocks — 0.0%(9)

Security	Shares	Value
Diversified Media — 0.0%(9)
Clear Channel Outdoor Holdings, Inc.(10)(11)	1,520	$1,393

Total Common Stocks (identified cost $3,866)		$1,393

Convertible Preferred Stocks — 0.2%

Security	Shares	Value
Healthcare — 0.2%
Becton Dickinson and Co., Series B, 6.00%	2,000	$120,600

Total Convertible Preferred Stocks (identified cost $101,426)		$120,600

Security	Value
Total Investments — 99.5% (identified cost $51,561,418)	$51,274,649

Less Unfunded Loan Commitments — (0.0)%(9)	$(5,811)

Net Investments — 99.5% (identified cost $51,555,607)	$51,268,838

Other Assets, Less Liabilities — 0.5%	$270,248

Net Assets — 100.0%	$51,539,086

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2020, the aggregate value of these securities is $14,467,157 or 28.1% of the Fund’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2020.

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities is $2,767,894 or 5.4% of the Fund’s net assets.

(4)	Step coupon bond. Interest rate represents the rate in effect at July 31, 2020.

(5)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(6)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At July 31, 2020, the total value of unfunded loan commitments is $5,448.

(7)	This Senior Loan will settle after July 31, 2020, at which time the interest rate will be determined.

(8)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2020.

(9)	Amount is less than 0.05% or (0.05)%, as applicable.

(10)	Non-income producing security.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	117,079	GBP	90,215	Citibank, N.A.	10/30/20	$—	$(1,064)
USD	119,387	GBP	92,000	Bank of America, N.A.	10/30/20	—	(1,095)
USD	1,179,203	EUR	1,000,000	Citibank, N.A.	10/30/20	—	(899)
USD	1,417,049	EUR	1,201,649	Goldman Sachs International	10/30/20	—	(1,019)

						$—	$(4,077)

Abbreviations:

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At July 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Transactions in affiliated funds by the Fund for the fiscal year to date ended July 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$—	$6,410,920	$(6,410,807)	$(113)	$—	$—	$422	—

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$45,297,019	$—	$45,297,019
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	5,136,288	—	5,136,288
Convertible Bonds	—	196,120	—	196,120
Commercial Mortgage-Backed Securities	—	517,418	—	517,418
Common Stocks	1,393	—	—	1,393
Convertible Preferred Stocks	120,600	—	—	120,600
Total Investments	$121,993	$51,146,845	$—	$51,268,838

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(4,077)	$—	$(4,077)
Total	$—	$(4,077)	$—	$(4,077)

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2020 is not presented.

Prior to the close of business on June 12, 2020, the Fund invested all of its investable assets in interests in Short Duration High Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. As of the close of business on June 12, 2020, the Fund received its pro-rata share of net assets from the Portfolio as part of a complete liquidation of the Portfolio. As of June 15, 2020, the next business day, the Fund invests directly in securities.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.